Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000025443
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Fund
Account Value	$ 15,765	$ 14,482	$ 13,677	$ 12,748	$ 15,157	$ 9,332	$ 10,516	$ 11,878	$ 11,028	$ 9,013	$ 10,000
C000117771
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Global Fund
Account Value	$ 17,173	14,838	13,917	12,441	16,399	11,667	12,943	13,641	12,944	9,059	10,000
C000025445
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners International Fund
Account Value	$ 14,777	12,930	12,629	10,679	14,869	11,029	13,168	12,493	11,870	8,968	10,000
C000025444
Account Value [Line Items]
Line Graph and Table Measure Name	Longleaf Partners Small-Cap Fund
Account Value	$ 16,934	15,154	13,325	12,976	15,639	9,563	12,044	12,699	11,353	9,890	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
FTSE Developed Index - Net Tax TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed Index - Net Tax TR (USD) Index
Account Value	$ 27,228	23,390	19,524	16,507	19,393	13,926	13,544	12,812	11,539	9,721	10,000
FTSE Developed ex North America Index - Net Tax TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed ex North America Index - Net Tax TR (USD) Index
Account Value	$ 18,726	15,963	14,353	12,167	15,051	11,190	11,718	11,713	10,943	9,035	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,898	18,479	16,790	14,951	19,987	12,335	13,211	13,663	11,621	9,327	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	$ 29,335	$ 23,825	$ 20,029	$ 23,253	$ 16,130	$ 15,141	$ 13,893	$ 12,104	$ 10,214	$ 10,000